UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:  Goldman Sachs Trust
                                      4900 Sears Tower
                                      Chicago, IL  60606


2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                  Goldman Sachs Adjustable Rate Government Fund
                  Goldman Sachs Short Duration Government Fund
                  Goldman Sachs Short Duration Tax-Free Fund
                  Goldman Sachs Core Fixed Income Fund
                  Goldman Sachs Government Income Fund
                  Goldman Sachs Global Income Fund
                  Goldman Sachs Municipal Income Fund
                  Goldman Sachs High Yield Fund

3.       Investment Company Act File Number:  811-5349

         Securities Act File Number: 33-17619

4(a)     Last day of fiscal year for which this Form is filed:
                     October 31, 1998


4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


          Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                       $2,064,329,254
                                                          --------------
         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                         $1,224,052,867
                                                       --------------

         (iii)Aggregate price of securities redeemed or repurchase during any prior fiscal year ending earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                                $0
                                                ------------

         (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):            -$0
                                                    -------------

         (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:
                                                                $840,276,387
                                                                ----------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]

                                                         $0
                                                         -------------
         (vii) Multiplier for determining
           registration fee (See
           Instruction C.9):                                   +.000278
                                                               ---------

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                              =$233,597
                                                              ---------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$
                                                          ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        =$
                                                          -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ X] Wire Transfer
         [  ] Mail or other means





                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


By (Signature and Title)*
                                             John Perlowski
                                             _________________________
                                             John Perlowski, Treasurer


Date:



*Please print the name and title of the signing officer below the signature